Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $ 0.00015 per share
Amount Registered | shares	5,253,554
Proposed Maximum Offering Price per Unit	44.00
Maximum Aggregate Offering Price	$ 231,156,376.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,922.70
Offering Note	(1) Includes 685,246 shares of common stock issuable upon exercise of the underwriters' option to purchase additional shares of common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant's registration statement on Form S-3 (File No. 333-295834) also covers any additional shares of common stock which become issuable in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of common stock registered pursuant to that registration statement. (2) Calculated in accordance with Rule 457(r) under the Securities Act. Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-295834) on May 13, 2026 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.